Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31,
	2024	2023

Net operating loss carry forward	$11,054,230	$3,532,233
Research and development expenses	978,685	66,407
Provision for warranty	6,542	(3,054)
Provision for vacation and convalescence	30,453	9,211
Other Adjustments	-	181,565
Share-based compensation expenses	75,357	14,733
Issuance cost	1,193,836	(605,905)
Total deferred tax assets	13,339,103	3,195,190
Less - valuation allowance	(13,339,103)	(3,195,190)
Net deferred tax assets	$-	$-